Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Cost of goods sold	$ 460,734	$ 177,143
Costs before the impact of biological assets adjustments	311,148	102,386
Realized fair value amounts included in inventory sold	$ (149,586)	$ (74,757)